Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
SAA-NPRT1-1025
1.9905803.103
Alternative Funds - 76.0%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	14,542,932	170,152,302
AGF U.S. Market Neutral Anti-Beta Fund	1,944,444	31,830,548
American Beacon AHL Managed Futures Strategy Fund Investor Class	3,888,533	34,957,913
BlackRock Global Equity Market Neutral Fund A Shares	18,596,203	258,487,219
BlackRock Systematic Multi-Strategy Fund Investor A Shares	20,513,389	213,134,114
Federated Hermes MDT Market Neutral Fund A Shares	9,338,753	193,872,510
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (b)	5,060,356	52,172,266
Fidelity SAI Alternative Risk Premia Strategy Fund (b)	2,813,130	27,399,888
Fidelity SAI Convertible Arbitrage Fund (b)	41,005,617	457,622,691
First Trust Merger Arbitrage Fund Class I	4,710,826	51,630,649
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	54,173,217
John Hancock Diversified Macro Fund Class A	567	4,802
Stone Ridge Diversified Alternatives Fund Class I	22,621,140	236,617,125
The Merger Fund Class A	8,140,501	147,750,092
TOTAL ALTERNATIVE FUNDS (Cost $1,853,612,662)		1,929,805,336

Asset-Backed Securities - 0.3%
		Principal Amount (a)	Value ($)
BERMUDA - 0.0%
SYMP Series 2025-32A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4187% 10/23/2035 (c)(d)(e)		250,000	250,222
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 14 Ltd Series 2025-14A Class AR, CME Term SOFR 3 month Index + 1.13%, 5.4555% 12/2/2034 (c)(d)(e)		300,000	300,466
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 4/20/2035 (c)(d)(e)		250,000	250,399
Carlyle Global Market Strategies Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5455% 7/20/2032 (c)(d)(e)		221,157	221,160
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.6055% 7/20/2034 (c)(d)(e)		300,000	299,985
Madison Park Funding Xlix Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 5.3755% 10/19/2034 (c)(d)(e)		300,000	299,872
Marble Point Clo Xxii Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.22%, 5.5385% 7/25/2034 (c)(d)(e)		250,000	250,346
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5544% 10/16/2036 (c)(d)(e)		225,342	225,195
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5955% 4/20/2034 (c)(d)(e)		500,000	500,497
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5985% 1/25/2032 (c)(d)(e)		847,961	849,014
Symphony Clo Xxix Ltd Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4331% 10/15/2035 (c)(d)(e)		250,000	250,019
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5385% 10/25/2032 (c)(d)(e)		259,820	259,826
Wellfleet Clo Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4356% 7/15/2034 (c)(d)(e)		250,000	250,191
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			3,956,970
IRELAND - 0.0%
Cumulus Static Clo Series 2024-1A Class A, 3 month EURIBOR + 1.2%, 3.236% 11/15/2033 (c)(d)(e)	EUR	245,168	287,093
LUXEMBOURG - 0.0%
Fact SA Series 2024-1 Class A, 1 month EURIBOR + 0.65%, 2.571% 9/22/2031 (c)(d)(f)	EUR	379,409	445,063
UNITED STATES - 0.1%
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (e)		244,938	244,860
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)		778,738	780,225
SCCU Auto Receivables Trust Series 2024-1A Class A2, 5.45% 12/15/2027 (e)		160,043	160,291
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (e)		353,302	354,249
TOTAL UNITED STATES			1,539,625
TOTAL ASSET-BACKED SECURITIES (Cost $6,439,759)			6,478,973

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Guaranteed REMIC Series 2024-10 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2139% 12/25/2050 (c)(d)	62,770	63,121
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.3184% 8/25/2054 (c)(d)	256,649	257,310
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 6/25/2054 (c)(d)	247,082	246,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5383 Class AF, U.S. 30-Day Avg. SOFR Index + 1%, 5.3139% 8/15/2048 (c)(d)	60,072	60,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.3184% 8/25/2054 (c)(d)	312,827	313,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 12/25/2054 (c)(d)	234,107	234,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class UF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2484% 11/25/2054 (c)(d)	254,274	254,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5567 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 8/25/2055 (c)(d)	296,043	297,017
Ginnie Mae Mortgage pass-thru certificates Series 2017-H05 Class FC, CME Term SOFR 1 month Index + 0.8645%, 5.1917% 2/20/2067 (c)(d)	764,896	766,216
Ginnie Mae Mortgage pass-thru certificates Series 2023-H20 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.445% 5/20/2073 (c)(d)	164,093	164,734
Ginnie Mae Mortgage pass-thru certificates Series 2024-H12 Class FC, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.245% 7/20/2074 (c)(d)	393,624	392,488
TOTAL UNITED STATES		3,051,266
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,043,534)		3,051,266

Fixed-Income Funds - 10.3%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $221,013,007)	23,068,236	262,055,164

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (g) (Cost $32,567)	BRL	200,000	36,421

Non-Convertible Corporate Bonds - 0.7%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3 month Australia Bank Bill Rate + 0.9%, 4.601% 10/27/2025 (c)(d)	AUD	1,000,000	655,091
Royal Bank of Canada U.S. SOFR Averages Index + 0.46%, 4.8154% 8/3/2026 (c)(d)		700,000	700,778

TOTAL CANADA			1,355,869
FINLAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Kuntarahoitus Oyj U.S. SOFR Averages Index + 1%, 5.3529% 2/2/2029 (c)(d)(e)		800,000	814,325
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 5.3413% 10/16/2028 (c)(d)(e)		200,000	200,823
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1534% 8/13/2026 (c)(d)(e)		700,000	702,660
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (e)		800,000	794,016
			1,496,676
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)		700,000	696,024
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (e)		500,000	499,214
TOTAL GERMANY			2,691,914
IRELAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026		500,000	494,275
JAPAN - 0.0%
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.6474% 7/13/2026 (c)(d)		500,000	504,274
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.9902% 8/28/2026 (c)(d)		700,000	702,421
SINGAPORE - 0.0%
Financials - 0.0%
Banks - 0.0%
DBS Group Holdings Ltd U.S. SOFR Index + 0.61%, 4.9618% 9/12/2025 (c)(d)(e)		400,000	400,047
SWEDEN - 0.0%
Financials - 0.0%
Banks - 0.0%
Swedbank AB 5.337% 9/20/2027 (f)		600,000	613,621
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.215% 9/6/2026		600,000	593,469
BAT International Finance PLC 1.668% 3/25/2026		300,000	295,379
			888,848
Financials - 0.0%
Banks - 0.0%
Barclays PLC 4.375% 1/12/2026		200,000	199,942
Standard Chartered Bank/New York 4.853% 12/3/2027		250,000	254,558
			454,500
TOTAL UNITED KINGDOM			1,343,348
UNITED STATES - 0.4%
Communication Services - 0.0%
Media - 0.0%
Cox Communications Inc 3.35% 9/15/2026 (e)		500,000	494,385
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (e)		300,000	301,196
Consumer Staples - 0.0%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		200,000	197,687
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 5.95% 12/1/2025		500,000	500,439
Financials - 0.2%
Banks - 0.0%
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)		250,000	250,686
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)		800,000	787,552
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 5.8% 3/5/2027		300,000	302,323
Financial Services - 0.0%
Global Payments Inc 1.2% 3/1/2026		800,000	787,150
Insurance - 0.2%
Jackson National Life Global Funding 4.9% 1/13/2027 (e)		150,000	151,079
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.9313% 1/16/2026 (c)(d)(e)		1,000,000	1,001,605
Protective Life Global Funding U.S. SOFR Index + 0.5%, 4.8498% 7/22/2026 (c)(d)(e)		200,000	200,093
			1,352,777
TOTAL FINANCIALS			3,480,488

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Elevance Health Inc 5.35% 10/15/2025		500,000	500,105
HCA Inc 5.25% 6/15/2026		300,000	300,525
			800,630
Life Sciences Tools & Services - 0.1%
Illumina Inc 5.8% 12/12/2025		622,000	623,961
TOTAL HEALTH CARE			1,424,591

Materials - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (e)		124,000	123,633
Containers & Packaging - 0.0%
Berry Global Inc 1.57% 1/15/2026		500,000	494,106
TOTAL MATERIALS			617,739

Utilities - 0.0%
Electric Utilities - 0.0%
Pacific Gas and Electric Co 3.15% 1/1/2026		500,000	496,978
TOTAL UNITED STATES			7,513,503
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,559,873)			16,634,420

Repurchase Agreements - 0.9%
	Maturity Amount ($)	Value ($)
BNP Paribas, SA 4.44%, dated 9/2/2025 due 9/3/2025 (h)	10,701,320	10,700,000
Repurchase Agreements*	12,005,893	12,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,700,000)		22,700,000

U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
Ginnie Mae II Pool 6% 10/1/2055 (i)	4,600,000	4,687,471
Ginnie Mae II Pool 6% 9/1/2055 (i)	8,900,000	9,077,581
Uniform Mortgage Backed Securities 5% 10/1/2040 (i)	1,200,000	1,212,000
Uniform Mortgage Backed Securities 5% 9/1/2040 (i)	2,600,000	2,626,914
Uniform Mortgage Backed Securities 6% 9/1/2055 (i)	3,400,000	3,473,844
Uniform Mortgage Backed Securities 6% 10/1/2055 (i)	3,400,000	3,470,922
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (i)	6,100,000	6,320,886
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (i)	7,000,000	7,249,921
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,978,909)		38,119,539

Certificates of Deposit - 0.0%
		Yield (%) (k)	Principal Amount (a)	Value ($)
MUFG Bank Ltd/Sydney 3 month Australia Bank Bill Rate + 0.87%, 4.46% 2/17/2026 (c)(d)	AUD	4.44	500,000	328,007
Sumitomo Mitsui Banking Corp/Sydney 3 month Australia Bank Bill Rate + 0.85%, 4.4225% 2/20/2026 (c)(d)	AUD	4.40	400,000	262,387
TOTAL CERTIFICATES OF DEPOSIT (Cost $578,140)				590,394

U.S. Treasury Obligations - 0.1%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025 (n)	4.26 to 4.28	1,155,000	1,150,938
US Treasury Bills 0% 10/21/2025	4.22	200,000	198,870
US Treasury Bills 0% 10/7/2025	4.28	100,000	99,591
US Treasury Bills 0% 11/12/2025 (n)	4.29	205,000	203,367
US Treasury Bills 0% 11/13/2025 (n)	4.15 to 4.16	672,000	666,517
US Treasury Bills 0% 11/4/2025 (n)	4.29	3,000	2,977
US Treasury Bills 0% 11/6/2025	4.18	400,000	397,047
US Treasury Bills 0% 12/2/2025	4.18	200,000	197,967
US Treasury Bills 0% 12/9/2025	4.17	700,000	692,338
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,608,772)			3,609,612

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.36	3,538,697	3,539,405
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(m)	4.25	50,724,455	50,724,455
State Street Institutional U.S. Government Money Market Fund Investor Class (m)	4.15	139,822	139,822
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	4.23	170,991,037	170,991,037
TOTAL MONEY MARKET FUNDS (Cost $225,394,719)			225,394,719

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	53	34,239,378	5,930	10/17/2025	135,680
S&P 500 Index	Chicago Board Options Exchange	54	34,885,404	5,750	9/19/2025	23,760
S&P 500 Index	Chicago Board Options Exchange	52	33,593,352	6,070	11/21/2025	351,000
S&P 500 Index	Chicago Board Options Exchange	91	58,788,366	4,100	7/17/2026	324,870
S&P 500 Index	Chicago Board Options Exchange	108	69,770,808	3,950	6/18/2026	311,040
S&P 500 Index	Chicago Board Options Exchange	99	63,956,574	4,150	8/21/2026	410,850

						1,557,200
TOTAL PURCHASED OPTIONS (Cost $2,647,177)						1,557,200

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $2,393,609,119)	2,510,033,044
NET OTHER ASSETS (LIABILITIES) - 1.1% (j)(o)	29,499,443
NET ASSETS - 100.0%	2,539,532,487

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 9/1/2055	(4,600,000)	(4,691,783)
Uniform Mortgage Backed Securities 6% 9/1/2055	(3,400,000)	(3,473,844)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(6,100,000)	(6,320,886)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(14,486,513)

TOTAL TBA SALE COMMITMENTS (Proceeds $14,458,803)		(14,486,513)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Soybean Oil Contracts (United States)	25	12/12/2025	782,100	27,880	27,880
CBOT Soybeans Contracts (United States)	3	1/14/2026	160,875	561	561
CEC Gold Bullion Contracts (United States)	1	12/29/2025	351,610	7,868	7,868
CEC Gold Bullion Contracts (United States)	80	12/29/2025	28,128,800	1,112,086	1,112,086
CEC Silver Bullion Contracts (United States)	6	12/29/2025	1,221,690	77,035	77,035
CME Lean Hogs Contracts (United States)	13	10/14/2025	494,130	33,775	33,775
CME Live Cattle Contracts (United States)	6	10/31/2025	575,160	82,869	82,869
ICE Brent Crude Oil Contracts (United Kingdom)	1	11/28/2025	66,500	(1,041)	(1,041)
ICE Brent Crude Oil Contracts (United Kingdom)	49	9/30/2025	3,306,520	62,625	62,625
ICE Brent Crude Oil Contracts (United Kingdom)	11	10/31/2025	735,790	5,428	5,428
ICE Coffee C Contracts (United States)	9	12/18/2025	1,303,088	124,161	124,161
ICE Coffee Robusta Contracts (United Kingdom)	26	11/24/2025	1,251,900	315,407	315,407
ICE Coffee Robusta Contracts (United Kingdom)	5	1/26/2026	235,150	41,194	41,194
ICE Cotton No 2 Contracts (United States)	27	12/8/2025	898,290	(13,453)	(13,453)
ICE Cotton No 2 Contracts (United States)	1	5/6/2026	34,895	(163)	(163)
ICE Cotton No 2 Contracts (United States)	7	3/9/2026	239,540	(1,303)	(1,303)
ICE ENDEX Natural Gas Contracts (Netherlands)	15	9/29/2025	413,414	(17,182)	(17,182)
ICE ENDEX Natural Gas Contracts (Netherlands)	5	10/30/2025	136,520	(81)	(81)
ICE Frozen Concentrate Orange Juice Contracts (United States)	5	11/7/2025	183,413	2,057	2,057
ICE Frozen Concentrate Orange Juice Contracts (United States)	1	1/9/2026	36,338	(4,015)	(4,015)
ICE Gas Oil Contracts (United Kingdom)	16	10/10/2025	1,076,000	7,182	7,182
ICE Gas Oil Contracts (United Kingdom)	3	9/11/2025	202,575	17,272	17,272
ICE Gas Oil Contracts (United Kingdom)	3	12/11/2025	195,300	3,597	3,597
ICE Gas Oil Contracts (United Kingdom)	8	11/12/2025	530,400	3,548	3,548
ICE Gas Oil Contracts (United Kingdom)	6	11/12/2025	397,800	3,418	3,418
ICE WTI Crude Contracts (United Kingdom)	1	12/18/2025	62,700	79	79
ICE WTI Crude Contracts (United Kingdom)	5	9/19/2025	320,050	3,784	3,784
ICE WTI Crude Contracts (United Kingdom)	4	11/19/2025	251,960	(8,665)	(8,665)
ICE WTI Crude Contracts (United Kingdom)	6	10/20/2025	380,760	6,473	6,473
LME Aluminum Contracts (United Kingdom)	12	11/17/2025	784,860	2,344	2,344
LME Nickel Contracts (United Kingdom)	5	11/17/2025	462,246	7,732	7,732
LME Zinc Contracts (United Kingdom)	8	11/17/2025	564,778	5,323	5,323
NYMEX Gasoline RBOB Contracts (United States)	5	11/28/2025	393,477	1,566	1,566
NYMEX Gasoline RBOB Contracts (United States)	4	9/30/2025	330,775	(9,850)	(9,850)
NYMEX Gasoline RBOB Contracts (United States)	11	9/30/2025	909,632	23,924	23,924
NYMEX Gasoline RBOB Contracts (United States)	8	10/31/2025	642,902	4,307	4,307
NYMEX Gasoline RBOB Contracts (United States)	3	12/31/2025	233,944	1,679	1,679
NYMEX Heating Oil Contracts (United States)	3	11/28/2025	282,908	(4,462)	(4,462)
NYMEX Heating Oil Contracts (United States)	3	9/30/2025	285,995	(18,816)	(18,816)
NYMEX Heating Oil Contracts (United States)	14	9/30/2025	1,334,642	63,898	63,898
NYMEX Heating Oil Contracts (United States)	4	10/31/2025	379,898	(9,466)	(9,466)
NYMEX Heating Oil Contracts (United States)	6	10/31/2025	569,848	(1,414)	(1,414)
NYMEX Heating Oil Contracts (United States)	1	12/31/2025	94,080	(913)	(913)
NYMEX Palladium Bullion Contracts (United States)	4	12/29/2025	449,600	(12,979)	(12,979)
NYMEX Palladium Bullion Contracts (United States)	6	12/29/2025	674,400	(2,491)	(2,491)
NYMEX Platinum Bullion Contracts (United States)	8	10/29/2025	548,200	53,478	53,478
NYMEX WTI Crude Contracts (United Kingdom)	17	11/20/2025	1,070,830	(14,762)	(14,762)
NYMEX WTI Crude Contracts (United States)	16	10/21/2025	1,015,360	17,440	17,440
NYMEX WTI Crude Contracts (United States)	18	9/22/2025	1,152,180	(17,554)	(17,554)
NYMEX WTI Crude Contracts (United States)	54	9/22/2025	3,456,540	68,979	68,979
SGX Iron Ore Contracts (Singapore)	73	10/31/2025	755,331	12,340	12,340

TOTAL COMMODITY CONTRACTS					2,062,699

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	13	9/18/2025	1,900,866	73,975	73,975
CBOE VIX Index Contracts (United States)	121	9/17/2025	2,075,029	(262,897)	(262,897)
CBOE VIX Index Contracts (United States)	3	12/17/2025	61,200	(306)	(306)
CBOE VIX Index Contracts (United States)	20	11/19/2025	404,272	(7,965)	(7,965)
CBOE VIX Index Contracts (United States)	68	10/22/2025	1,315,406	(49,221)	(49,221)
CME E-Mini Nasdaq 100 Index Contracts (United States)	6	9/19/2025	2,815,410	78,287	78,287
CME E-Mini S&P 500 Index Contracts (United States)	118	9/19/2025	38,189,225	1,866,885	1,866,885
CME Russell 2000 Index Contracts (United States)	5	9/19/2025	592,450	35,585	35,585
Eurex DAX Contracts (Germany)	13	9/19/2025	9,109,251	127,713	127,713
Eurex Euro STOXX Bank Index Contracts (Germany)	64	9/19/2025	841,205	71,599	71,599
Eurex Swiss Market Index Contracts (Germany)	85	9/19/2025	12,961,132	187,702	187,702
Euronext CAC 40 Index Contracts (France)	2	9/19/2025	180,480	(975)	(975)
FTSE/JSE Top 40 Index Contracts (South Africa)	20	9/18/2025	1,067,290	63,825	63,825
HKEX Hang Seng Index Contracts (Hong Kong)	83	9/29/2025	13,321,205	(332,369)	(332,369)
HKEX Hang Seng Index Contracts (Hong Kong)	101	9/29/2025	5,784,940	(170,701)	(170,701)
ICE Financial Times 100 Contracts (United Kingdom)	13	9/19/2025	1,619,764	43,868	43,868
ICE MSCI Emerging Markets Index Contracts (United States)	107	9/19/2025	6,767,215	316,197	316,197
IDEM FTSE MIB Index Contracts (Italy)	13	9/19/2025	3,212,686	206,332	206,332
KRX KOSPI 200 Index Contracts (South Korea)	90	9/11/2025	6,978,679	87,555	87,555
MEFF IBEX 35 Index Contracts (Spain)	6	9/19/2025	1,050,699	982	982
NSE Nifty 50 Index Contracts (India)	25	9/30/2025	1,227,650	(24,474)	(24,474)
Nasdaq Stockholm AB OMX Stockholm 30 Index Contracts (Sweden)	39	9/19/2025	1,085,073	2,755	2,755
OSE TOPIX Contracts (Japan)	42	9/11/2025	8,781,260	777,377	777,377
SGX FTSE Taiwan RIC Capped Index Contracts (Singapore)	67	9/26/2025	5,376,080	(13,122)	(13,122)
SGX MSCI Singapore Index Contracts (Singapore)	136	9/29/2025	4,706,632	(11,438)	(11,438)
SGX Nikkei 225 Index Contracts (Singapore)	5	9/11/2025	726,328	69,947	69,947
SGX-DC FTSE China A50 Index Contracts (Singapore)	1,215	9/29/2025	18,206,775	853	853
TME S&P/TSX 60 Index Contracts (Canada)	53	9/18/2025	13,088,011	849,836	849,836
WSE WIG 20 Index Contracts (Poland)	38	9/19/2025	585,899	12,703	12,703

TOTAL EQUITY CONTRACTS					4,000,508

Foreign Exchange Contracts
CME Euro Spot Rate Contracts (United States)	19	9/15/2025	2,781,463	45,507	45,507
CME Euro/CZK Cross-Currency Rate Contracts (United States)	12	9/15/2025	2,295,288	39,036	39,036
CME Euro/HUF Cross-Currency Rate Contracts (United States)	43	9/15/2025	3,800,998	93,648	93,648
CME Euro/PLZ Cross-Currency Rate Contracts (United States)	37	9/15/2025	5,070,557	52,436	52,436
CME Mexican Peso Contracts (United States)	584	9/15/2025	15,630,760	430,558	430,558
CME South African Rand Contracts (United States)	105	9/15/2025	2,974,125	34,956	34,956
CME United Kingdom Pound Contracts (United States)	856	9/15/2025	72,294,550	(75,594)	(75,594)
KRX US Dollar Contracts (South Korea)	376	9/15/2025	3,760,000	17,425	17,425

TOTAL FOREIGN EXCHANGE CONTRACTS					637,972

Interest Rate Contracts
ASX 3Y Australia Treasury Bond Contracts (Australia)	195	9/15/2025	13,696,782	(8,617)	(8,617)
ASX 90 Day Bill Contract (Australia)	55	12/11/2025	35,702,479	12,362	12,362
ASX 90 Day Bill Contract (Australia)	11	12/10/2026	7,142,942	312	312
ASX 90 Day Bill Contract (Australia)	24	6/11/2026	15,585,744	10,965	10,965
ASX 90 Day Bill Contract (Australia)	38	3/12/2026	24,674,409	13,442	13,442
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	13	12/19/2025	1,487,484	8,513	8,513
CBOT 2Y US Treasury Notes Contracts (United States)	8	12/31/2025	1,668,688	3,115	3,115
CBOT US Treasury Ultra Bond Contracts (United States)	119	12/19/2025	13,856,063	(22,832)	(22,832)
CME 3M US SOFR Index Contracts (United States)	7	12/15/2026	1,696,363	518	518
Eurex Euro-BTP Contracts (Germany)	478	9/8/2025	67,245,267	(216,030)	(216,030)
Eurex Euro-Bobl Contracts (Germany)	297	9/8/2025	40,812,687	(192,772)	(192,772)
Eurex Euro-Bund Contracts (Germany)	408	9/8/2025	61,836,703	(713,807)	(713,807)
Eurex Euro-OAT Contracts (Germany)	72	9/8/2025	10,268,821	(216,822)	(216,822)
Eurex Short Euro-BTP Contracts (Germany)	143	9/8/2025	18,021,929	(63,761)	(63,761)
FTSE 100 Index	19	9/10/2026	12,338,714	5,251	5,251
ICE 3M EURIBOR Index Contracts (United States)	13	12/14/2026	3,728,983	536	536
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	141	12/29/2025	17,250,903	21,376	21,376
KRX 3Y Korean Treasury Bond Contracts (South Korea)	22	9/16/2025	1,700,987	2,003	2,003
TME 10Y Canadian Bond Contacts (Canada)	120	12/18/2025	10,529,872	55,941	55,941
TME 5Y Canadian Bond Contacts (Canada)	12	12/18/2025	998,638	3,563	3,563

TOTAL INTEREST RATE CONTRACTS					(1,296,744)

TOTAL PURCHASED					5,404,435

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	114	12/12/2025	2,395,425	(18,413)	(18,413)
CBOT Corn Contracts (United States)	188	12/12/2025	3,950,350	167,228	167,228
CBOT Corn Contracts (United States)	55	3/13/2026	1,203,813	(6,860)	(6,860)
CBOT Corn Contracts (United States)	11	5/14/2026	246,263	14,498	14,498
CBOT Corn Contracts (United States)	15	7/14/2026	340,313	6,326	6,326
CBOT Corn Contracts (United States)	3	9/14/2026	67,725	(670)	(670)
CBOT Hard Red Winter Wheat Contracts (United States)	54	12/12/2025	1,403,325	25,911	25,911
CBOT Hard Red Winter Wheat Contracts (United States)	213	12/12/2025	5,535,338	275,552	275,552
CBOT Hard Red Winter Wheat Contracts (United States)	41	3/13/2026	1,108,538	44,599	44,599
CBOT Hard Red Winter Wheat Contracts (United States)	12	5/14/2026	333,000	6,995	6,995
CBOT Soybean Contracts (United States)	96	11/14/2025	5,061,600	(68,760)	(68,760)
CBOT Soybean Contracts (United States)	9	3/13/2026	489,150	(11,072)	(11,072)
CBOT Soybean Contracts (United States)	6	5/14/2026	329,700	(4,390)	(4,390)
CBOT Soybean Contracts (United States)	2	7/14/2026	110,125	(5)	(5)
CBOT Soybean Meal Contracts (United States)	35	12/12/2025	1,011,500	68,079	68,079
CBOT Soybean Meal Contracts (United States)	49	12/12/2025	1,416,100	62,950	62,950
CBOT Soybean Meal Contracts (United States)	7	10/14/2025	198,380	16,563	16,563
CBOT Soybean Meal Contracts (United States)	7	3/13/2026	209,440	703	703
CBOT Soybean Meal Contracts (United States)	9	1/14/2026	263,520	3,638	3,638
CBOT Soybean Meal Contracts (United States)	5	5/14/2026	152,250	(6,912)	(6,912)
CBOT Soybean Meal Contracts (United States)	3	7/14/2026	92,160	(67)	(67)
CBOT Soybean Oil Contracts (United States)	56	12/12/2025	1,751,904	5,196	5,196
CBOT Soybean Oil Contracts (United States)	11	10/14/2025	341,220	20,967	20,967
CBOT Soybean Oil Contracts (United States)	3	3/13/2026	94,860	611	611
CBOT Soybean Oil Contracts (United States)	7	1/14/2026	220,164	7,771	7,771
CBOT Soybean Oil Contracts (United States)	2	5/14/2026	63,348	(23)	(23)
CBOT Soybeans Contracts (United States)	15	1/14/2026	804,375	(15,624)	(15,624)
CBOT Wheat Contracts (United States)	44	12/12/2025	1,175,350	18,018	18,018
CBOT Wheat Contracts (United States)	69	12/12/2025	1,843,163	57,731	57,731
CBOT Wheat Contracts (United States)	12	3/13/2026	331,200	15,658	15,658
CBOT Wheat Contracts (United States)	5	5/14/2026	140,625	1,338	1,338
CBOT Wheat Contracts (United States)	5	7/14/2026	142,750	(1,100)	(1,100)
CEC Silver Bullion Contracts (United States)	142	12/29/2025	28,913,330	(1,324,273)	(1,324,273)
CME Copper Contracts (United States)	1	12/29/2025	114,763	(2,410)	(2,410)
CME Copper Contracts (United States)	15	12/29/2025	1,721,438	18,096	18,096
CME Lean Hogs Contracts (United States)	25	12/12/2025	874,000	(25,631)	(25,631)
CME Lean Hogs Contracts (United States)	37	10/14/2025	1,406,370	(36,540)	(36,540)
CME Lean Hogs Contracts (United States)	12	2/13/2026	430,200	(14,759)	(14,759)
CME Lean Hogs Contracts (United States)	8	4/15/2026	295,840	(9,009)	(9,009)
CME Live Cattle Contracts (United States)	15	10/31/2025	1,437,900	(98,266)	(98,266)
CME Live Cattle Contracts (United States)	8	12/31/2025	770,480	(62,139)	(62,139)
CME Live Cattle Contracts (United States)	5	2/27/2026	484,500	(35,372)	(35,372)
CME Live Cattle Contracts (United States)	2	4/30/2026	193,960	(4,975)	(4,975)
EEX Phelix DE Baseload Contracts (Germany)	3	9/26/2025	690,166	3,900	3,900
Euronext MATIF Rapeseed Contracts (France)	9	10/31/2025	243,485	11,403	11,403
Euronext MATIF Rapeseed Contracts (France)	14	1/30/2026	384,078	13,702	13,702
Euronext MATIF Rapeseed Contracts (France)	8	4/30/2026	221,228	4,704	4,704
Euronext MATIF Wheat Contracts (France)	82	3/10/2026	964,115	49,516	49,516
Euronext MATIF Wheat Contracts (France)	28	5/11/2026	337,399	7,151	7,151
Euronext Mill Wheat Contracts (France)	8	9/10/2025	89,614	18,309	18,309
Euronext Mill Wheat Contracts (France)	66	12/10/2025	748,970	394	394
Euronext Mill Wheat Contracts (France)	233	12/10/2025	2,644,091	332,880	332,880
ICE Brent Crude Oil Contracts (United Kingdom)	2	9/30/2025	134,960	(3,420)	(3,420)
ICE Canola Contracts (United States)	26	11/14/2025	237,178	24,457	24,457
ICE Canola Contracts (United States)	1	3/13/2026	9,450	771	771
ICE Canola Contracts (United States)	5	1/14/2026	46,478	3,078	3,078
ICE Coal Contracts (United Kingdom)	2	12/24/2025	197,600	11,878	11,878
ICE Coal Contracts (United Kingdom)	2	11/28/2025	196,100	13,378	13,378
ICE Coal Contracts (United Kingdom)	2	10/31/2025	194,400	15,078	15,078
ICE Cocoa Contracts (United States)	3	12/11/2025	214,985	10,195	10,195
ICE Cocoa Contracts (United States)	3	12/11/2025	214,985	13,517	13,517
ICE Cocoa Contracts (United States)	5	12/15/2025	385,500	39,357	39,357
ICE Cocoa Contracts (United States)	2	3/16/2026	150,040	(7,355)	(7,355)
ICE Cocoa Contracts (United States)	1	3/16/2026	70,716	1,141	1,141
ICE Coffee C Contracts (United States)	9	12/18/2025	1,303,088	(184,766)	(184,766)
ICE Coffee C Contracts (United States)	1	3/19/2026	140,213	(7,953)	(7,953)
ICE Coffee Robusta Contracts (United Kingdom)	4	11/24/2025	192,600	(40,149)	(40,149)
ICE Cotton No 2 Contracts (United States)	7	12/8/2025	232,890	605	605
ICE ENDEX Carbon Emission Contracts (Netherlands)	5	12/15/2025	426,955	17,679	17,679
ICE ENDEX Natural Gas Contracts (Netherlands)	10	9/29/2025	275,610	20,082	20,082
ICE Natural Gas Contracts (United Kingdom)	20	9/29/2025	652,209	2,725	2,725
ICE Sugar No 11 Contracts (United States)	53	9/30/2025	971,723	94,740	94,740
ICE Sugar No 11 Contracts (United States)	156	9/30/2025	2,860,166	116,613	116,613
ICE Sugar No 11 Contracts (United States)	43	2/27/2026	819,202	17,991	17,991
ICE Sugar No 11 Contracts (United States)	4	4/30/2026	74,861	(402)	(402)
ICE White Sugar Contracts (United Kingdom)	19	11/14/2025	453,815	(384)	(384)
ICE White Sugar Contracts (United Kingdom)	16	9/15/2025	394,160	(23,747)	(23,747)
ICE White Sugar Contracts (United Kingdom)	28	9/15/2025	689,780	4,410	4,410
ICE White Sugar Contracts (United Kingdom)	8	2/13/2026	188,560	220	220
LME Lead Contracts (United Kingdom)	9	11/17/2025	447,356	(3,049)	(3,049)
MATIF Rapeseed Contracts (France)	3	7/31/2026	80,855	1,105	1,105
MATIF Wheat Contracts (France)	6	9/10/2026	74,055	2,415	2,415
NYMEX Gasoline RBOB Contracts (United States)	4	10/31/2025	321,451	(47)	(47)
NYMEX Natural Gas Contracts (United States)	3	11/25/2025	117,420	(4,236)	(4,236)
NYMEX Natural Gas Contracts (United States)	2	11/25/2025	78,280	20,246	20,246
NYMEX Natural Gas Contracts (United States)	19	9/26/2025	569,430	47,154	47,154
NYMEX Natural Gas Contracts (United States)	27	9/26/2025	809,190	88,377	88,377
NYMEX Natural Gas Contracts (United States)	6	10/29/2025	199,980	34,218	34,218
NYMEX Natural Gas Contracts (United States)	4	12/29/2025	169,720	22,052	22,052
NYMEX Natural Gas Contracts (United States)	1	1/28/2026	40,080	(1,142)	(1,142)
NYMEX Platinum Bullion Contracts (United States)	76	10/29/2025	5,207,900	188,845	188,845
NYMEX Platinum Bullion Contracts (United States)	3	1/28/2026	207,525	114	114
NYMEX WTI Crude Contracts (United States)	21	10/21/2025	1,332,660	3,531	3,531

TOTAL COMMODITY CONTRACTS					72,439

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	4	9/18/2025	584,882	(26,375)	(26,375)
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	17	9/19/2025	3,876,085	(117,741)	(117,741)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	12	9/19/2025	3,910,200	(177,865)	(177,865)
CME Russell 2000 Index Contracts (United States)	145	9/19/2025	17,181,050	(1,189,179)	(1,189,179)
Eurex Euro STOXX 50 Contracts (Germany)	86	9/19/2025	5,394,783	(41,285)	(41,285)
Euronext CAC 40 Index Contracts (France)	57	9/19/2025	5,143,694	41,387	41,387
FTSE/JSE Top 40 Index Contracts (South Africa)	57	9/18/2025	3,041,777	(172,641)	(172,641)
ICE Financial Times 100 Contracts (United Kingdom)	62	9/19/2025	7,725,029	(158,047)	(158,047)
MEFF IBEX 35 Index Contracts (Spain)	60	9/19/2025	10,506,989	40,192	40,192
NSE Nifty 50 Index Contracts (India)	29	9/30/2025	1,424,074	33,041	33,041
OSE Nikkei 225 Index Contracts (Japan)	224	9/11/2025	6,507,135	(636,241)	(636,241)
OSE Nikkei 225 Index Contracts (Japan)	22	9/11/2025	6,390,936	(618,259)	(618,259)
SGX Nikkei 225 Index Contracts (Singapore)	12	9/11/2025	1,743,187	(174,926)	(174,926)

TOTAL EQUITY CONTRACTS					(3,197,939)

Foreign Exchange Contracts
CME Australian Dollar Contracts (United States)	246	9/15/2025	16,106,850	(189,875)	(189,875)
CME Canadian Dollar Contracts (United States)	839	9/16/2025	61,163,100	647,991	647,991
CME Euro Spot Rate Contracts (United States)	405	9/15/2025	59,284,406	(50,740)	(50,740)
CME Euro/SWK Cross-Currency Rate Contracts (United States)	2	9/15/2025	292,342	587	587
CME Israel Sheckel Contracts (United States)	20	9/15/2025	5,976,200	(189,075)	(189,075)
CME Japanese Yen Contracts (United States)	64	9/15/2025	5,450,800	14,071	14,071
CME New Zealand Dollar Contracts (United States)	145	9/15/2025	8,561,525	110,823	110,823
CME Swiss Franc Contracts (United States)	306	9/15/2025	47,900,475	(412,569)	(412,569)

TOTAL FOREIGN EXCHANGE CONTRACTS					(68,787)

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	139	9/15/2025	10,343,089	22,855	22,855
CBOT 10Y US Treasury Notes Contracts (United States)	12	12/19/2025	1,350,188	(4,795)	(4,795)
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	4	12/19/2025	457,688	(1,895)	(1,895)
CBOT 2Y US Treasury Notes Contracts (United States)	769	12/31/2025	160,402,586	(162,622)	(162,622)
CBOT 5Y US Treasury Notes Contracts (United States)	275	12/31/2025	30,112,500	(94,573)	(94,573)
CBOT US Treasury Long Bond Contracts (United States)	97	12/19/2025	11,088,313	(35,108)	(35,108)
CME 3M US SOFR Index Contracts (United States)	379	9/15/2026	91,675,363	(131,920)	(131,920)
CME 3M US SOFR Index Contracts (United States)	366	12/15/2026	88,695,525	(195,625)	(195,625)
CME 3M US SOFR Index Contracts (United States)	337	6/16/2026	81,288,613	(34,092)	(34,092)
CME 3M US SOFR Index Contracts (United States)	368	3/17/2026	88,531,600	46,835	46,835
CME 3M US SOFR Index Contracts (United States)	245	9/14/2027	59,437,000	(193,260)	(193,260)
CME 3M US SOFR Index Contracts (United States)	270	6/15/2027	65,512,125	(199,161)	(199,161)
CME 3M US SOFR Index Contracts (United States)	394	3/16/2027	95,569,625	(248,681)	(248,681)
CME US SOFR Index Contracts (United States)	184	12/14/2027	44,620,000	(151,514)	(151,514)
Eurex 30Y Deutschland Contracts (Germany)	54	9/8/2025	7,199,377	373,235	373,235
Eurex Euro-Schatz Contracts (Germany)	197	9/8/2025	24,674,150	59,797	59,797
Eurex Euro-Schatz Contracts (Germany)	65	12/8/2025	8,149,202	341	341
Eurex Short Euro-BTP Contracts (Germany)	23	9/8/2025	2,898,632	(957)	(957)
ICE 3M EURIBOR Index Contracts (United States)	76	12/15/2025	21,792,429	(6,720)	(6,720)
ICE 3M EURIBOR Index Contracts (United States)	49	9/14/2026	14,061,131	(20,429)	(20,429)
ICE 3M EURIBOR Index Contracts (United States)	42	12/14/2026	12,047,484	(38,084)	(38,084)
ICE 3M EURIBOR Index Contracts (United States)	59	6/15/2026	16,932,475	(32,261)	(32,261)
ICE 3M EURIBOR Index Contracts (United States)	58	3/16/2026	16,641,243	(12,854)	(12,854)
ICE 3M EURIBOR Index Contracts (United States)	8	9/13/2027	2,290,196	769	769
ICE 3M EURIBOR Index Contracts (United States)	18	6/14/2027	5,156,627	(9,685)	(9,685)
ICE 3M EURIBOR Index Contracts (United States)	24	3/15/2027	6,880,065	(23,553)	(23,553)
ICE 3M SONIA Index Contracts (United States)	66	9/15/2026	21,489,629	19,753	19,753
ICE 3M SONIA Index Contracts (United States)	64	12/15/2026	20,848,160	20,449	20,449
ICE 3M SONIA Index Contracts (United States)	54	6/16/2026	17,567,826	21,245	21,245
ICE 3M SONIA Index Contracts (United States)	67	3/17/2026	21,768,819	34,610	34,610
KRX 10Y Korean Treasury Bond Contracts (South Korea)	47	9/16/2025	4,018,851	(12,914)	(12,914)
OSE Japan Government Contracts (Japan)	18	9/12/2025	16,846,790	49,268	49,268
TME 2Y Canadian Bond Contacts (Canada)	12	12/18/2025	922,489	(670)	(670)
TME 3M CORRA Contracts (Canada)	4	9/15/2026	710,489	(324)	(324)
TME 3M CORRA Contracts (Canada)	4	12/15/2026	710,198	(261)	(261)
TME 3M CORRA Contracts (Canada)	4	6/16/2026	710,525	(233)	(233)
TME 3M CORRA Contracts (Canada)	4	3/17/2026	710,234	(414)	(414)
TME 3M CORRA Contracts (Canada)	3	3/16/2027	532,375	(96)	(96)

TOTAL INTEREST RATE CONTRACTS					(963,544)

TOTAL SOLD					(4,157,831)

TOTAL FUTURES CONTRACTS					1,246,604
The notional amount of futures purchased as a percentage of Net Assets is 25.9%
The notional amount of futures sold as a percentage of Net Assets is 56.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,014,000	USD	654,810	Barclays Bank PLC	9/2/2025	8,803
AUD	418,000	USD	272,654	UBS AG	9/2/2025	906
AUD	600,000	USD	393,729	Bank of America NA	9/17/2025	(962)
AUD	700,000	USD	457,003	Canadian Imperial Bank of Commerce	9/17/2025	1,225
BRL	4,469,968	USD	823,745	Citibank NA	9/3/2025	691
BRL	4,456,705	USD	799,481	JPMorgan Chase Bank NA	9/3/2025	22,509
BRL	1,653,459	USD	300,000	Bank of America NA	9/17/2025	3,857
BRL	2,174,611	USD	400,000	Bank of America NA	9/17/2025	(371)
BRL	1,135,829	USD	200,000	Citibank NA	9/17/2025	8,732
BRL	3,407,431	USD	600,000	Citibank NA	9/17/2025	26,184
BRL	1,699,244	USD	300,000	Citibank NA	9/17/2025	12,270
BRL	1,691,388	USD	300,000	JPMorgan Chase Bank NA	9/17/2025	10,827
BRL	1,133,862	USD	200,000	State Street Bank & Trust Co	9/17/2025	8,370
BRL	1,088,042	USD	200,000	State Street Bank & Trust Co	9/17/2025	(50)
BRL	3,400,205	USD	600,000	State Street Bank & Trust Co	9/17/2025	24,856
BRL	4,442,649	USD	803,823	Citibank NA	10/2/2025	9,421
BRL	11,466,787	USD	2,033,587	Goldman Sachs Bank USA	10/2/2025	65,452
CAD	6,558,982	USD	4,789,155	State Street Bank & Trust Co	9/2/2025	(13,255)
CAD	544,007	USD	400,000	Morgan Stanley	9/17/2025	(3,616)
CAD	6,540,212	USD	4,732,652	JPMorgan Chase Bank NA	10/2/2025	36,234
CAD	5,930	USD	4,288	UBS AG	10/2/2025	36
CHF	1,589,078	USD	1,975,580	BNP Paribas SA	9/2/2025	10,396
CHF	474,786	USD	600,000	Barclays Bank PLC	9/17/2025	(5,601)
CHF	242,122	USD	300,000	Canadian Imperial Bank of Commerce	9/17/2025	3,119
CHF	1,580,644	USD	1,971,072	Barclays Bank PLC	10/2/2025	11,448
CLP	292,524,000	USD	300,000	Canadian Imperial Bank of Commerce	9/17/2025	2,571
CLP	451,327,600	USD	478,000	Citibank NA	9/17/2025	(11,171)
CLP	491,645,700	USD	522,000	Citibank NA	9/17/2025	(13,468)
CLP	5,279,364,068	USD	5,615,329	Citibank NA	9/17/2025	(154,635)
CNY	5,015,350	USD	700,000	Deutsche Bank AG	9/17/2025	4,176
CNY	21,348,270	USD	3,000,000	JPMorgan Chase Bank NA	9/17/2025	(2,614)
COP	1,227,957,000	USD	300,000	BNP Paribas SA	9/17/2025	5,222
COP	5,581,023,279	USD	1,378,541	BNP Paribas SA	9/17/2025	8,684
COP	1,209,648,000	USD	300,000	Barclays Bank PLC	9/17/2025	671
COP	2,060,500,000	USD	500,000	Citibank NA	9/17/2025	12,160
COP	1,235,764,080	USD	306,356	Citibank NA	10/27/2025	(591)
COP	13,519,775,128	USD	3,246,824	Citibank NA	11/5/2025	94,440
CZK	6,374,384	USD	300,000	Citibank NA	9/17/2025	5,028
CZK	210,687	USD	10,046	Barclays Bank PLC	9/22/2025	37
CZK	42,693,766	USD	2,030,368	JPMorgan Chase Bank NA	9/22/2025	12,900
EUR	35,000	USD	40,931	Bank of America NA	9/2/2025	16
EUR	21,000	USD	24,333	Bank of America NA	9/2/2025	235
EUR	24,000	USD	27,914	Bank of America NA	9/2/2025	164
EUR	5,000	USD	5,713	Barclays Bank PLC	9/2/2025	136
EUR	33,000	USD	38,706	Citibank NA	9/2/2025	(99)
EUR	15,000	USD	17,593	Citibank NA	9/2/2025	(45)
EUR	22,000	USD	25,623	Citibank NA	9/2/2025	114
EUR	1,096,010	USD	1,279,881	Citibank NA	9/2/2025	2,341
EUR	9,000	USD	10,524	JPMorgan Chase Bank NA	9/2/2025	5
EUR	36,000	USD	42,094	Morgan Stanley	9/2/2025	23
EUR	38,000	USD	44,442	Morgan Stanley	9/2/2025	15
EUR	11,000	USD	12,868	State Street Bank & Trust Co	9/2/2025	1
EUR	625,000	USD	729,452	BNP Paribas SA	9/17/2025	2,394
EUR	250,000	USD	287,870	Morgan Stanley	9/17/2025	4,868
EUR	20,000	USD	23,344	Citibank NA	10/2/2025	97
EUR	896,961	USD	1,049,028	JPMorgan Chase Bank NA	10/2/2025	2,283
GBP	4,000	USD	5,377	BNP Paribas SA	9/2/2025	30
GBP	11,000	USD	14,904	Bank of America NA	9/2/2025	(36)
GBP	3,000	USD	3,990	Bank of America NA	9/2/2025	64
GBP	6,000	USD	8,081	Barclays Bank PLC	9/2/2025	29
GBP	4,000	USD	5,349	Citibank NA	9/2/2025	57
GBP	4,000	USD	5,434	JPMorgan Chase Bank NA	9/2/2025	(28)
GBP	7,000	USD	9,483	JPMorgan Chase Bank NA	9/2/2025	(22)
GBP	4,859,435	USD	6,525,648	JPMorgan Chase Bank NA	9/2/2025	42,365
GBP	85,000	USD	114,542	State Street Bank & Trust Co	9/2/2025	344
GBP	625,000	USD	846,362	Barclays Bank PLC	9/17/2025	(1,499)
GBP	1,625,000	USD	2,201,233	Barclays Bank PLC	9/17/2025	(4,590)
GBP	11,000	USD	14,857	Citibank NA	10/2/2025	15
GBP	4,859,435	USD	6,550,111	State Street Bank & Trust Co	10/2/2025	19,720
HKD	572,000	USD	73,091	Citibank NA	9/17/2025	320
HUF	139,065,936	USD	400,000	BNP Paribas SA	9/17/2025	10,125
HUF	264,580,573	USD	780,000	BNP Paribas SA	9/17/2025	286
HUF	207,773,220	USD	600,000	Bank of America NA	9/17/2025	12,753
HUF	176,365,748	USD	520,000	Bank of America NA	9/17/2025	128
HUF	105,649,800	USD	300,000	Morgan Stanley	9/17/2025	11,576
HUF	1,057,541,346	USD	3,110,800	JPMorgan Chase Bank NA	9/22/2025	7,152
IDR	26,643,528,608	USD	1,642,000	BNP Paribas SA	9/17/2025	(26,683)
IDR	64,765,861	USD	4,000	BNP Paribas SA	9/17/2025	(73)
IDR	9,000,180,402	USD	554,000	BNP Paribas SA	9/17/2025	(8,346)
IDR	25,795,911,900	USD	1,591,000	BNP Paribas SA	9/17/2025	(27,071)
IDR	23,354,073,672	USD	1,445,000	BNP Paribas SA	9/17/2025	(29,113)
IDR	12,868,746,174	USD	791,000	BNP Paribas SA	9/17/2025	(10,807)
IDR	4,122,061,001	USD	255,000	BNP Paribas SA	9/17/2025	(5,092)
IDR	5,710,673,667	USD	353,000	BNP Paribas SA	9/17/2025	(6,779)
IDR	4,911,450,000	USD	300,000	Barclays Bank PLC	9/17/2025	(2,234)
IDR	26,641,252	USD	1,633	Barclays Bank PLC	9/17/2025	(18)
IDR	78,023,827	USD	4,804	Citibank NA	9/17/2025	(73)
IDR	8,849,551,980	USD	547,000	Citibank NA	9/17/2025	(10,478)
IDR	3,399,949,300	USD	209,000	JPMorgan Chase Bank NA	9/17/2025	(2,871)
IDR	145,941,300	USD	9,000	JPMorgan Chase Bank NA	9/17/2025	(152)
IDR	122,171,280	USD	7,392	Goldman Sachs Bank USA	10/15/2025	11
ILS	2,354,034	USD	700,000	BNP Paribas SA	9/17/2025	5,328
ILS	1,744,056	USD	500,000	Deutsche Bank AG	9/17/2025	22,563
ILS	38,000	USD	11,062	Goldman Sachs Bank USA	10/15/2025	326
ILS	4,269,561	USD	1,276,267	UBS AG	10/15/2025	3,252
ILS	4,771,959	USD	1,433,968	UBS AG	10/15/2025	(3,888)
ILS	8,151,803	USD	2,387,023	Deutsche Bank AG	11/13/2025	56,802
ILS	818,504	USD	239,309	UBS AG	11/13/2025	6,069
INR	26,457,892	USD	300,863	Citibank NA	9/17/2025	(836)
INR	26,598,139	USD	303,299	Citibank NA	9/17/2025	(1,681)
INR	24,994,103	USD	285,215	Citibank NA	9/17/2025	(1,787)
INR	188,636,715	USD	2,151,373	Citibank NA	9/17/2025	(12,270)
INR	23,906,989	USD	274,147	Citibank NA	9/17/2025	(3,046)
INR	97,739,916	USD	1,138,572	Deutsche Bank AG	9/17/2025	(30,221)
INR	48,218,075	USD	561,428	Deutsche Bank AG	9/17/2025	(14,645)
INR	23,791,021	USD	271,556	Goldman Sachs Bank USA	9/17/2025	(1,771)
INR	28,609,368	USD	325,873	JPMorgan Chase Bank NA	9/17/2025	(1,448)
INR	29,304,072	USD	333,577	JPMorgan Chase Bank NA	9/17/2025	(1,275)
INR	29,357,169	USD	333,754	JPMorgan Chase Bank NA	9/17/2025	(850)
JPY	46,376,435	USD	313,759	BNP Paribas SA	9/2/2025	1,824
JPY	9,500,000	USD	64,967	BNP Paribas SA	9/2/2025	(321)
JPY	48,391,446	USD	324,651	Bank of America NA	9/2/2025	4,643
JPY	40,069,776	USD	271,712	Bank of America NA	9/2/2025	955
JPY	60,945,284	USD	415,383	Bank of America NA	10/2/2025	674
JPY	10,318,259	USD	70,249	Barclays Bank PLC	10/2/2025	191
JPY	33,026,899	USD	225,008	Barclays Bank PLC	10/2/2025	458
JPY	39,573,499	USD	268,188	Morgan Stanley	10/2/2025	1,970
KRW	153,310,943	USD	110,708	Barclays Bank PLC	9/17/2025	(196)
KRW	1,251,719,052	USD	904,807	Deutsche Bank AG	9/17/2025	(2,519)
KRW	375,490,303	USD	270,649	Deutsche Bank AG	9/17/2025	19
KRW	370,865,129	USD	266,990	JPMorgan Chase Bank NA	9/17/2025	344
MXN	9,338,369	USD	500,000	BNP Paribas SA	9/17/2025	(413)
MXN	7,653,441	USD	400,000	Bank of America NA	9/17/2025	9,446
MXN	9,359,513	USD	500,000	Goldman Sachs Bank USA	9/17/2025	718
MXN	11,374,231	USD	600,000	JPMorgan Chase Bank NA	9/17/2025	8,502
MXN	17,079,192	USD	900,000	JPMorgan Chase Bank NA	9/17/2025	13,708
MXN	3,783,133	USD	200,000	State Street Bank & Trust Co	9/17/2025	2,391
MXN	1,269,000	USD	68,225	State Street Bank & Trust Co	9/17/2025	(335)
MXN	72,330,732	USD	3,731,225	UBS AG	9/17/2025	138,348
MYR	1,298,211	USD	308,327	Barclays Bank PLC	9/24/2025	(814)
MYR	2,236,957	USD	533,231	Barclays Bank PLC	9/24/2025	(3,352)
MYR	3,292,742	USD	779,716	Barclays Bank PLC	9/24/2025	251
MYR	1,498,894	USD	357,791	Morgan Stanley	9/24/2025	(2,741)
NOK	27,966,227	USD	2,711,919	Bank of America NA	9/2/2025	70,195
NOK	8,058,538	USD	800,000	BNP Paribas SA	9/17/2025	1,740
NOK	2,092,178	USD	207,141	Citibank NA	10/2/2025	1,027
NOK	25,873,303	USD	2,542,408	UBS AG	10/2/2025	31,946
NZD	2,002,225	USD	1,196,916	BNP Paribas SA	9/2/2025	(15,703)
NZD	2,100,000	USD	1,267,390	Barclays Bank PLC	9/17/2025	(27,871)
NZD	2,200,000	USD	1,324,004	Barclays Bank PLC	9/17/2025	(25,460)
NZD	2,002,225	USD	1,175,566	Deutsche Bank AG	10/2/2025	6,879
PEN	9,891,200	USD	2,707,692	Barclays Bank PLC	9/17/2025	91,216
PEN	1,797,596	USD	485,640	Citibank NA	12/5/2025	22,036
PEN	899,041	USD	242,820	Citibank NA	12/5/2025	11,087
PEN	6,375,035	USD	1,787,828	Citibank NA	5/26/2026	8,438
PHP	135,175,336	USD	2,383,078	JPMorgan Chase Bank NA	9/15/2025	(18,583)
PHP	28,653,500	USD	500,000	Goldman Sachs Bank USA	9/17/2025	1,176
PLN	745,430	USD	200,000	BNP Paribas SA	9/17/2025	4,535
PLN	1,833,124	USD	500,000	BNP Paribas SA	9/17/2025	2,983
PLN	1,474,151	USD	400,000	Citibank NA	9/17/2025	4,486
PLN	14,209,074	USD	3,886,066	Barclays Bank PLC	10/15/2025	10,968
PLN	12,076,350	USD	3,286,243	JPMorgan Chase Bank NA	10/15/2025	25,863
SEK	17,536,094	USD	1,815,264	Citibank NA	9/2/2025	37,565
SEK	10,454,182	USD	1,100,000	BNP Paribas SA	9/17/2025	5,551
SEK	17,267,182	USD	1,824,245	Barclays Bank PLC	10/2/2025	3,536
SGD	176,654	USD	138,291	Bank of America NA	9/2/2025	(613)
SGD	85,350	USD	66,450	Barclays Bank PLC	9/2/2025	68
SGD	156,000	USD	121,880	Goldman Sachs Bank USA	9/2/2025	(300)
SGD	162,902	USD	125,992	State Street Bank & Trust Co	9/2/2025	967
SGD	90,707	USD	71,216	UBS AG	9/2/2025	(523)
SGD	91,524	USD	71,429	BNP Paribas SA	10/2/2025	72
SGD	233,298	USD	181,493	Bank of America NA	10/2/2025	768
SGD	435,985	USD	340,615	Citibank NA	10/2/2025	(8)
THB	35,672,670	USD	1,100,000	Barclays Bank PLC	9/17/2025	5,840
THB	67,676,112	USD	2,097,288	Citibank NA	10/20/2025	6,465
TRY	333,202	USD	7,919	Barclays Bank PLC	9/4/2025	171
TRY	359,514	USD	8,496	Barclays Bank PLC	9/17/2025	134
TRY	366,125	USD	8,639	Barclays Bank PLC	9/22/2025	110
TRY	374,110	USD	8,713	Barclays Bank PLC	10/6/2025	116
TRY	343,643	USD	8,047	JPMorgan Chase Bank NA	10/9/2025	42
TRY	261,801	USD	6,079	Barclays Bank PLC	10/21/2025	18
TWD	16,293	USD	556	Barclays Bank PLC	9/17/2025	(23)
TWD	824,109	USD	28,141	Citibank NA	9/17/2025	(1,152)
USD	1,528,421	AUD	2,343,000	BNP Paribas SA	9/2/2025	(4,955)
USD	259,995	AUD	400,000	Bank of America NA	9/17/2025	(1,850)
USD	1,223,615	AUD	1,900,000	Barclays Bank PLC	9/17/2025	(20,145)
USD	1,033,804	AUD	1,600,000	JPMorgan Chase Bank NA	9/17/2025	(13,574)
USD	595,568	AUD	911,000	Citibank NA	10/2/2025	(939)
USD	10,251	BRL	59,392	Citibank NA	9/3/2025	(703)
USD	803,823	BRL	4,410,576	Citibank NA	9/3/2025	(9,659)
USD	821,301	BRL	4,456,705	JPMorgan Chase Bank NA	9/3/2025	(689)
USD	400,000	BRL	2,223,598	Bank of America NA	9/17/2025	(8,631)
USD	400,000	BRL	2,179,312	Bank of America NA	9/17/2025	(493)
USD	300,000	BRL	1,635,612	Barclays Bank PLC	9/17/2025	(577)
USD	300,000	BRL	1,669,178	Citibank NA	9/17/2025	(6,745)
USD	500,000	BRL	2,815,996	State Street Bank & Trust Co	9/17/2025	(17,496)
USD	600,000	BRL	3,333,463	UBS AG	9/17/2025	(12,591)
USD	31,121	BRL	200,000	Goldman Sachs Bank USA	10/2/2025	(5,490)
USD	4,732,652	CAD	6,549,535	JPMorgan Chase Bank NA	9/2/2025	(36,370)
USD	4,288	CAD	5,939	UBS AG	9/2/2025	(36)
USD	1,007,000	CAD	1,391,647	Barclays Bank PLC	9/17/2025	(7,006)
USD	1,193,000	CAD	1,647,779	Barclays Bank PLC	9/17/2025	(7,634)
USD	2,700,000	CAD	3,690,268	Barclays Bank PLC	9/17/2025	11,132
USD	2,400,000	CAD	3,323,827	Barclays Bank PLC	9/17/2025	(21,866)
USD	400,000	CAD	545,416	Canadian Imperial Bank of Commerce	9/17/2025	2,590
USD	1,000,000	CAD	1,359,961	Morgan Stanley	9/17/2025	9,081
USD	1,971,072	CHF	1,586,516	Barclays Bank PLC	9/2/2025	(11,701)
USD	2,100,000	CHF	1,700,131	JPMorgan Chase Bank NA	9/17/2025	(28,444)
USD	300,000	CHF	236,474	State Street Bank & Trust Co	9/17/2025	3,952
USD	280,000	CLP	275,044,000	Citibank NA	9/17/2025	(4,491)
USD	8,000	CLP	7,736,800	Citibank NA	9/17/2025	(3)
USD	400,000	CLP	385,699,068	Citibank NA	9/17/2025	1,053
USD	420,000	CLP	412,188,000	Deutsche Bank AG	9/17/2025	(6,345)
USD	1,369,643	CLP	1,322,390,104	Goldman Sachs Bank USA	9/17/2025	1,833
USD	30,357	CLP	29,188,179	Morgan Stanley	9/17/2025	166
USD	4,719,687	CLP	4,505,670,715	UBS AG	9/17/2025	59,260
USD	1,140,000	CLP	1,102,608,000	UBS AG	9/17/2025	(479)
USD	352,000	CLP	340,560,000	UBS AG	9/17/2025	(257)
USD	39,140	CNY	280,446	Citibank NA	9/15/2025	(229)
USD	110,975	CNY	795,646	JPMorgan Chase Bank NA	9/15/2025	(718)
USD	90,743	CNY	649,502	Morgan Stanley	9/15/2025	(434)
USD	251,963	CNY	1,807,178	Morgan Stanley	9/15/2025	(1,729)
USD	3,300,000	CNY	23,618,001	BNP Paribas SA	9/17/2025	(16,066)
USD	700,000	CNY	5,012,697	BNP Paribas SA	9/17/2025	(3,804)
USD	200,000	COP	811,150,000	Bank of America NA	9/17/2025	(1,620)
USD	800,000	COP	3,268,752,000	Bank of America NA	9/17/2025	(12,484)
USD	300,000	COP	1,274,121,000	Barclays Bank PLC	9/17/2025	(16,697)
USD	700,000	COP	2,926,000,000	Citibank NA	9/17/2025	(27,289)
USD	136,757	COP	571,784,392	Citibank NA	9/17/2025	(5,366)
USD	306,356	COP	1,230,019,902	Citibank NA	9/17/2025	621
USD	127,837	COP	532,991,472	BNP Paribas SA	11/5/2025	(3,886)
USD	1,378,541	COP	5,620,435,766	BNP Paribas SA	11/12/2025	(9,004)
USD	400,000	CZK	8,367,051	BNP Paribas SA	9/17/2025	(382)
USD	500,000	CZK	10,752,903	JPMorgan Chase Bank NA	9/17/2025	(14,550)
USD	60,346	EUR	52,000	Barclays Bank PLC	9/2/2025	(489)
USD	143,624	EUR	122,991	Citibank NA	9/2/2025	(263)
USD	41,255	EUR	36,000	JPMorgan Chase Bank NA	9/2/2025	(861)
USD	443,238	EUR	387,049	Morgan Stanley	9/2/2025	(9,571)
USD	588,613	EUR	500,000	Canadian Imperial Bank of Commerce	9/17/2025	3,136
USD	1,716,777	EUR	1,500,000	JPMorgan Chase Bank NA	9/17/2025	(39,653)
USD	175,420	EUR	149,991	JPMorgan Chase Bank NA	10/2/2025	(382)
USD	22,906	GBP	17,000	Barclays Bank PLC	9/2/2025	(71)
USD	55,011	GBP	41,000	JPMorgan Chase Bank NA	9/2/2025	(404)
USD	63,115	GBP	47,000	JPMorgan Chase Bank NA	9/2/2025	(410)
USD	6,548,357	GBP	4,859,435	State Street Bank & Trust Co	9/2/2025	(19,656)
USD	25,253	GBP	19,000	State Street Bank & Trust Co	9/2/2025	(428)
USD	2,062,638	GBP	1,562,500	Barclays Bank PLC	9/17/2025	(49,520)
USD	4,098,216	GBP	3,062,500	Barclays Bank PLC	9/17/2025	(41,612)
USD	425,768	GBP	312,500	Barclays Bank PLC	9/17/2025	3,337
USD	339,565	GBP	250,000	Canadian Imperial Bank of Commerce	9/17/2025	1,620
USD	1,716,540	GBP	1,250,000	Morgan Stanley	9/17/2025	26,815
USD	114,573	GBP	85,000	State Street Bank & Trust Co	10/2/2025	(345)
USD	126,238	HKD	987,891	Morgan Stanley	9/17/2025	(549)
USD	200,000	HUF	68,565,374	BNP Paribas SA	9/17/2025	(2,209)
USD	2,485,457	HUF	870,823,780	BNP Paribas SA	9/17/2025	(82,728)
USD	400,000	HUF	136,704,968	Citibank NA	9/17/2025	(3,163)
USD	800,000	HUF	274,043,368	Goldman Sachs Bank USA	9/17/2025	(8,193)
USD	214,543	HUF	75,131,435	Goldman Sachs Bank USA	9/17/2025	(7,030)
USD	13,000	IDR	213,417,832	BNP Paribas SA	9/17/2025	61
USD	2,426,000	IDR	39,800,756,583	BNP Paribas SA	9/17/2025	13,000
USD	2,158,000	IDR	35,305,354,328	BNP Paribas SA	9/17/2025	17,542
USD	3,000	IDR	49,293,000	Bank of America NA	9/17/2025	12
USD	100,000	IDR	1,638,000,000	Bank of America NA	9/17/2025	693
USD	1,000	IDR	16,387,000	Citibank NA	9/17/2025	7
USD	157,000	IDR	2,572,438,720	Citibank NA	9/17/2025	1,041
USD	500,000	IDR	8,223,500,000	Citibank NA	9/17/2025	1,434
USD	11,000	IDR	180,180,000	Deutsche Bank AG	9/17/2025	76
USD	7,392	IDR	122,078,880	Goldman Sachs Bank USA	9/17/2025	(9)
USD	831,232	IDR	13,564,043,776	Goldman Sachs Bank USA	9/17/2025	8,885
USD	1,147,433	IDR	18,718,648,246	JPMorgan Chase Bank NA	9/17/2025	12,578
USD	231,000	IDR	3,785,651,100	JPMorgan Chase Bank NA	9/17/2025	1,487
USD	800,000	ILS	2,731,657	BNP Paribas SA	9/17/2025	(18,473)
USD	300,000	ILS	996,291	Goldman Sachs Bank USA	9/17/2025	1,486
USD	900,000	ILS	3,049,244	Morgan Stanley	9/17/2025	(13,630)
USD	30,442	ILS	104,000	Citibank NA	10/15/2025	(725)
USD	2,387,023	ILS	8,155,980	Deutsche Bank AG	10/15/2025	(57,194)
USD	239,309	ILS	818,917	UBS AG	10/15/2025	(6,107)
USD	742,000	INR	64,417,125	BNP Paribas SA	9/17/2025	11,523
USD	2,758,000	INR	239,475,560	BNP Paribas SA	9/17/2025	42,395
USD	1,700,000	INR	148,017,951	BNP Paribas SA	9/17/2025	21,506
USD	1,214,000	INR	106,767,409	BNP Paribas SA	9/17/2025	3,279
USD	800,000	INR	70,359,936	Citibank NA	9/17/2025	2,132
USD	386,000	INR	33,935,190	Citibank NA	9/17/2025	1,182
USD	900,000	INR	79,005,600	UBS AG	9/17/2025	4,092
USD	300,863	INR	26,500,314	Citibank NA	10/17/2025	795
USD	303,299	INR	26,639,843	Citibank NA	10/17/2025	1,651
USD	274,147	INR	23,947,015	Citibank NA	10/17/2025	2,990
USD	271,556	INR	23,829,039	Goldman Sachs Bank USA	10/17/2025	1,735
USD	268,188	JPY	39,705,233	Morgan Stanley	9/2/2025	(1,998)
USD	1,763,000	JPY	260,070,528	BNP Paribas SA	9/17/2025	(9,482)
USD	237,000	JPY	34,985,205	Barclays Bank PLC	9/17/2025	(1,438)
USD	1,800,000	JPY	266,043,960	Barclays Bank PLC	9/17/2025	(13,193)
USD	1,800,000	JPY	261,927,900	Barclays Bank PLC	9/17/2025	14,859
USD	600,000	JPY	87,203,100	Barclays Bank PLC	9/17/2025	5,677
USD	400,000	JPY	57,125,912	Royal Bank of Canada	9/17/2025	10,665
USD	1,169,000	KRW	1,636,025,593	BNP Paribas SA	9/17/2025	(10,311)
USD	231,000	KRW	323,612,061	BNP Paribas SA	9/17/2025	(2,272)
USD	700,000	KRW	972,090,000	Bank of America NA	9/17/2025	(720)
USD	400,000	KRW	541,456,000	Canadian Imperial Bank of Commerce	9/17/2025	9,697
USD	400,000	KRW	555,676,672	Citibank NA	9/17/2025	(553)
USD	400,000	KRW	549,159,200	State Street Bank & Trust Co	9/17/2025	4,145
USD	500,000	MXN	9,437,062	BNP Paribas SA	9/17/2025	(4,867)
USD	500,000	MXN	9,528,557	BNP Paribas SA	9/17/2025	(9,762)
USD	108	MXN	2,073	Deutsche Bank AG	9/17/2025	(3)
USD	400,000	MXN	7,577,582	JPMorgan Chase Bank NA	9/17/2025	(5,388)
USD	300,000	MXN	5,634,500	Morgan Stanley	9/17/2025	(1,436)
USD	900,000	MXN	17,146,140	Morgan Stanley	9/17/2025	(17,290)
USD	500,000	MXN	9,438,138	State Street Bank & Trust Co	9/17/2025	(4,925)
USD	700,000	MYR	2,956,100	Goldman Sachs Bank USA	9/17/2025	(40)
USD	700,000	MYR	2,944,550	Morgan Stanley	9/17/2025	2,695
USD	2,542,408	NOK	25,877,371	UBS AG	9/2/2025	(31,904)
USD	161,965	NOK	1,667,579	BNP Paribas SA	9/17/2025	(3,942)
USD	800,000	NOK	8,192,798	BNP Paribas SA	9/17/2025	(15,098)
USD	200,000	NOK	2,017,051	Bank of America NA	9/17/2025	(675)
USD	1,438,035	NOK	14,833,071	Barclays Bank PLC	9/17/2025	(37,700)
USD	400,000	NOK	4,024,882	Morgan Stanley	9/17/2025	(434)
USD	200,000	NOK	2,023,512	State Street Bank & Trust Co	9/17/2025	(1,318)
USD	1,107,190	NZD	1,900,000	Deutsche Bank AG	9/17/2025	(14,280)
USD	1,258,727	NZD	2,100,000	JPMorgan Chase Bank NA	9/17/2025	19,208
USD	1,599,607	NZD	2,700,000	JPMorgan Chase Bank NA	9/17/2025	5,939
USD	1,557,202	NZD	2,600,000	JPMorgan Chase Bank NA	9/17/2025	22,560
USD	485,650	NZD	800,000	Morgan Stanley	9/17/2025	13,452
USD	240,541	NZD	400,000	State Street Bank & Trust Co	9/17/2025	4,442
USD	1,000,000	PEN	3,563,900	Canadian Imperial Bank of Commerce	9/17/2025	(8,475)
USD	1,787,828	PEN	6,332,485	Citibank NA	9/17/2025	(4,073)
USD	1,031,193	PEN	3,773,341	Citibank NA	11/17/2025	(34,919)
USD	634,000	PHP	36,669,233	BNP Paribas SA	9/17/2025	(7,378)
USD	900,000	PHP	51,272,180	BNP Paribas SA	9/17/2025	3,203
USD	665,000	PHP	38,376,077	BNP Paribas SA	9/17/2025	(6,232)
USD	1,000	PHP	57,836	BNP Paribas SA	9/17/2025	(12)
USD	700,000	PHP	39,546,150	State Street Bank & Trust Co	9/17/2025	8,302
USD	1,540,622	PLN	5,635,853	BNP Paribas SA	9/17/2025	(5,776)
USD	1,755,659	PLN	6,499,892	Deutsche Bank AG	9/17/2025	(27,818)
USD	2,000,000	PLN	7,491,298	JPMorgan Chase Bank NA	9/17/2025	(55,505)
USD	58,031	PLN	212,000	Morgan Stanley	9/17/2025	(139)
USD	600,000	PLN	2,178,316	Morgan Stanley	9/17/2025	2,301
USD	1,739,176	PLN	6,452,778	UBS AG	9/17/2025	(31,374)
USD	22,435	SEK	220,000	BNP Paribas SA	9/2/2025	(810)
USD	1,400,000	SEK	13,648,029	BNP Paribas SA	9/17/2025	(43,307)
USD	1,000,000	SEK	9,646,915	BNP Paribas SA	9/17/2025	(20,181)
USD	400,000	SEK	3,807,392	Bank of America NA	9/17/2025	(2,640)
USD	181,493	SGD	233,854	Bank of America NA	9/2/2025	(764)
USD	900,000	SGD	1,145,984	Bank of America NA	9/17/2025	5,828
USD	1,400,000	SGD	1,811,824	JPMorgan Chase Bank NA	9/17/2025	(13,704)
USD	700,000	THB	22,715,000	Barclays Bank PLC	9/17/2025	(4,157)
USD	800,000	THB	25,838,400	Barclays Bank PLC	9/17/2025	(981)
USD	700,000	THB	22,604,680	Citibank NA	9/17/2025	(737)
USD	522	THB	16,778	Goldman Sachs Bank USA	10/20/2025	1
USD	5,464	TRY	225,625	BNP Paribas SA	9/4/2025	(15)
USD	53,700	TRY	2,263,982	Barclays Bank PLC	9/9/2025	(1,032)
USD	9,276	TRY	391,260	Barclays Bank PLC	9/12/2025	(158)
USD	6,069	TRY	256,694	Barclays Bank PLC	9/19/2025	(82)
USD	6,061	TRY	257,647	Barclays Bank PLC	9/30/2025	(52)
USD	8,376	TRY	356,707	BNP Paribas SA	10/9/2025	(20)
USD	3,901	TRY	167,362	Barclays Bank PLC	10/15/2025	(18)
USD	7,674	TRY	330,476	Barclays Bank PLC	10/21/2025	(22)
USD	200,000	ZAR	3,551,316	Bank of America NA	9/17/2025	(1,132)
USD	300,000	ZAR	5,360,124	Citibank NA	9/17/2025	(3,576)
USD	1,200,000	ZAR	21,833,866	JPMorgan Chase Bank NA	9/17/2025	(36,583)
USD	300,000	ZAR	5,315,378	Morgan Stanley	9/17/2025	(1,042)
USD	400,000	ZAR	7,152,030	State Street Bank & Trust Co	9/17/2025	(5,063)
ZAR	7,005,260	USD	397,000	BNP Paribas SA	9/17/2025	(250)
ZAR	7,203,752	USD	400,000	Bank of America NA	9/17/2025	7,992
ZAR	19,468,474	USD	1,103,000	Bank of America NA	9/17/2025	(383)
ZAR	13,648,273	USD	774,436	Barclays Bank PLC	10/20/2025	(3,250)
ZAR	15,001,891	USD	849,797	Barclays Bank PLC	10/20/2025	(2,126)
ZAR	6,589,636	USD	372,533	JPMorgan Chase Bank NA	10/20/2025	(190)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(156,379)
Unrealized Appreciation						1,580,816
Unrealized Depreciation						(1,737,195)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA IG Series 44 Index	NR	6/20/2030	ICE	1%	Quarterly		17,300,000	60,733	0	60,733
iTraxx Europe Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly	EUR	34,000,000	89,362	0	89,362
iTraxx Crossover Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly	EUR	11,839,920	302,276	0	302,276
5Y CDX EM CDSI Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly		3,000,000	63,306	0	63,306
5Y CDX NA IG Series 44 Index	NR	6/20/2030	ICE	1%	Quarterly		61,000,000	291,442	0	291,442
5Y CDX NA HY Series 44 Index	NR	6/20/2030	ICE	5%	Quarterly		6,000,000	149,047	0	149,047
iTraxx Crossover Series 43 Index	NR	6/20/2030	ICE	5%	Quarterly	EUR	1,677,322	12,653	0	12,653
5Y CDX EM CDSI Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly		6,900,000	80,878	0	80,878
iTraxx Europe Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly	EUR	14,600,000	(1,561)	0	(1,561)
5Y CDX NA HY Series 44 Index	NR	6/20/2030	ICE	5%	Quarterly		2,100,000	88,682	0	88,682

TOTAL CREDIT DEFAULT SWAPS								1,136,818	0	1,136,818

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(2)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.5%	Quarterly	KLIBOR(1)	Quarterly	BNP Paribas SA	9/17/2030	MYR	13,000,000	59,600	(61,539)	(1,939)
6M PRIBOR(1)	Semi-Annual	4.02%	Annual	CME	11/22/2033	CZK	4,200,000	(8,279)	0	(8,279)
6M PRIBOR(1)	Semi-Annual	4.42%	Annual	CME	6/1/2033	CZK	33,900,000	(54,712)	0	(54,712)
4.455%	Annual	6M PRIBOR(1)	Annual	CME	6/1/2033	CZK	34,700,000	2,260	0	2,260
6M PRIBOR(1)	Semi-Annual	4.6375%	Semi-Annual	CME	10/3/2033	CZK	45,200,000	(113,782)	0	(113,782)
4.28%	Annual	6M PRIBOR(1)	Semi-Annual	CME	11/8/2033	CZK	78,000,000	146,361	0	146,361
6M PRIBOR(1)	Semi-Annual	4.06%	Annual	CME	4/17/2034	CZK	48,100,000	(17,809)	0	(17,809)
6M PRIBOR(1)	Semi-Annual	4.29%	Annual	CME	4/18/2034	CZK	35,800,000	48,359	0	48,359
8.276%	Quarterly	3M JIBAR(1)	Quarterly	CME	6/14/2029	ZAR	62,000,000	163,486	0	163,486
3.545%	Annual	6M PRIBOR(1)	Semi-Annual	CME	7/16/2034	CZK	35,200,000	(45,592)	0	(45,592)
4.27%	Annual	6M WIBID(1)	Semi-Annual	CME	8/8/2029	PLN	10,400,000	13,563	0	13,563
4.2825%	Annual	6M WIBID(1)	Semi-Annual	CME	8/8/2029	PLN	10,400,000	14,730	0	14,730
6M WIBID(1)	Semi-Annual	4.709%	Annual	CME	10/11/2029	PLN	7,800,000	(88,747)	0	(88,747)
6M WIBID(1)	Semi-Annual	4.77%	Annual	CME	10/17/2029	PLN	11,700,000	(144,608)	0	(144,608)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5%	Semi-Annual	CME	11/4/2029	CLP	1,015,700,000	(14,475)	0	(14,475)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.01%	Semi-Annual	CME	11/5/2029	CLP	3,355,500,000	(49,275)	0	(49,275)
4.495%	Annual	6M WIBID(1)	Semi-Annual	CME	11/22/2029	PLN	15,800,000	154,014	0	154,014
4.513%	Annual	6M WIBID(1)	Semi-Annual	CME	11/25/2029	PLN	8,000,000	79,199	0	79,199
28D TIIE(1)	Monthly	9.385%	Monthly	CME	12/26/2025	MXN	36,200,000	(8,494)	0	(8,494)
9.415%	Monthly	28D TIIE(1)	Monthly	CME	12/25/2025	MXN	24,600,000	5,893	0	5,893
28D TIIE(1)	Monthly	9.43%	Monthly	CME	12/16/2025	MXN	25,000,000	(5,583)	0	(5,583)
9.415%	Monthly	1D TIIE(1)	Monthly	CME	10/25/2029	MXN	24,600,000	58,454	0	58,454
1D TIIE(1)	Monthly	9.48%	Monthly	CME	10/10/2034	MXN	25,100,000	(91,221)	0	(91,221)
1D TIIE(1)	Monthly	9.385%	Monthly	CME	7/6/2029	MXN	36,200,000	(78,718)	0	(78,718)
1D TIIE(1)	Monthly	9.43%	Monthly	CME	10/16/2029	MXN	25,000,000	(83,942)	0	(83,942)
28D TIIE(1)	Monthly	9.48%	Monthly	CME	12/16/2025	MXN	25,100,000	(5,788)	0	(5,788)
9.05%	Monthly	1D TIIE(1)	Monthly	CME	12/12/2029	MXN	111,200,000	217,425	0	217,425
6M WIBID(1)	Semi-Annual	4.904%	Annual	CME	12/20/2029	PLN	12,800,000	(191,464)	0	(191,464)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.285%	Semi-Annual	CME	12/24/2029	CLP	756,300,000	(19,482)	0	(19,482)
8.31%	Quarterly	Colombia Overnight Interbank Rate(1)	Quarterly	CME	3/19/2030	COP	1,911,800,000	(1,730)	0	(1,730)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.5%	Semi-Annual	CME	3/19/2030	CLP	3,214,300,000	(115,964)	0	(115,964)
9.1%	Monthly	1D TIIE(1)	Monthly	CME	12/6/2034	MXN	68,500,000	207,990	0	207,990
3.55%	Annual	6M PRIBOR(1)	Semi-Annual	CME	3/7/2030	CZK	36,000,000	(12,912)	0	(12,912)
1D TIIE(1)	Monthly	8.09%	Monthly	CME	6/12/2030	MXN	4,000,000	(2,096)	0	(2,096)
4.695%	Semi-Annual	6M WIBID(1)	Semi-Annual	CME	3/28/2030	PLN	16,700,000	80,173	0	80,173
4.67%	Annual	6M WIBID(1)	Semi-Annual	CME	3/31/2030	PLN	9,100,000	41,192	0	41,192
4.692%	Annual	6M WIBID(1)	Semi-Annual	CME	3/31/2030	PLN	1,800,000	8,611	0	8,611
4.95%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	6/18/2030	CLP	1,139,900,000	10,992	0	10,992
4.8%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	6/18/2030	CLP	2,368,600,000	1,472	0	1,472
4.65%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	6/18/2030	CLP	10,603,100,000	(49,666)	0	(49,666)
6M WIBID(1)	Semi-Annual	3.952%	Annual	CME	7/29/2030	PLN	17,055,000	6,180	0	6,180
6M BUBOR(1)	Semi-Annual	5.85%	Annual	CME	5/6/2030	HUF	434,900,000	(12,691)	0	(12,691)
Colombia Overnight Interbank Rate(1)	Quarterly	8.225%	Quarterly	CME	6/18/2030	COP	16,324,600,000	6,058	0	6,058
6M BUBOR(1)	Semi-Annual	6.115%	Annual	CME	5/19/2030	HUF	1,028,500,000	8,419	0	8,419
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.15%	Semi-Annual	CME	6/18/2030	CLP	2,673,800,000	12,610	0	12,610
13.29%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2031	BRL	2,400,000	(946)	0	(946)
6M WIBID(1)	Semi-Annual	3.915%	Annual	CME	5/6/2030	PLN	3,700,000	2,380	0	2,380
1D TIIE(1)	Annual	8.135%	Annual	CME	4/17/2035	MXN	8,100,000	(6,358)	0	(6,358)
6M PRIBOR(1)	Semi-Annual	3.585%	Annual	CME	6/12/2030	CZK	113,500,000	25,093	0	25,093
13.57%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2031	BRL	8,000,000	8,046	0	8,046
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.675%	Semi-Annual	CME	9/17/2030	CLP	8,300,000	6	0	6
7.33%	Quarterly	3M JIBAR(1)	Quarterly	CME	7/10/2030	ZAR	42,900,000	6,280	0	6,280
6.17%	Annual	6M BUBOR(1)	Semi-Annual	CME	8/13/2030	HUF	1,105,500,000	(8,944)	0	(8,944)
13.47%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	1/2/2031	BRL	2,400,000	662	0	662
Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	13.385%	At Maturity	CME	1/2/2031	BRL	4,200,000	(1,098)	0	(1,098)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.525%	At Maturity	LCH	6/7/2033		900,000	7,677	0	7,677
US CPI Urban Consumer NSA Index(1)	At Maturity	2.595%	At Maturity	LCH	7/12/2033		2,900,000	18,697	0	18,697
2.5%	At Maturity	US CPI Urban Consumer NSA Index(1)	At Maturity	LCH	3/29/2033		3,800,000	(54,459)	0	(54,459)
3.75%	Annual	SONIA(1)	Annual	LCH	9/18/2054	GBP	600,000	(144,366)	0	(144,366)
SONIA(1)	Annual	3.75%	Annual	LCH	9/18/2034	GBP	900,000	65,150	0	65,150
4.25%	Annual	SONIA(1)	Annual	LCH	9/18/2026	GBP	4,000,000	(32,411)	0	(32,411)
6M EURIBOR(1)	Semi-Annual	2.25%	Annual	LCH	9/17/2055	EUR	4,100,000	240,589	0	240,589
2.25%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	9/17/2035	EUR	5,500,000	(4,266)	0	(4,266)
SONIA(1)	Annual	4.25%	Annual	LCH	9/17/2055	GBP	4,900,000	254,584	0	254,584
2%	Quarterly	U.S. SOFR Index(1)	Quarterly	LCH	9/17/2030	THB	131,300,000	120,223	0	120,223
1.75%	Quarterly	3M TAIBOR(1)	Quarterly	LCH	9/17/2030	TWD	79,600,000	(28,821)	0	(28,821)
2.5%	Semi-Annual	SORA(1)	Semi-Annual	LCH	9/17/2030	SGD	8,500,000	257,936	0	257,936
2.5%	Quarterly	3M KORIBOR(1)	Quarterly	LCH	9/17/2030	KRW	6,888,856,000	16,322	0	16,322
China Fixing Repo 7D Rate(1)	Quarterly	1.5%	Quarterly	LCH	9/17/2030	CNY	55,300,000	8,594	0	8,594
3.5%	Quarterly	3M HIBOR(1)	Quarterly	LCH	9/17/2030	HKD	17,100,000	23,940	0	23,940
6%	Semi-Annual	FBIL MIFOR(1)	Semi-Annual	LCH	9/17/2030	INR	398,949,000	43,173	0	43,173
4%	Annual	SONIA(1)	Annual	LCH	9/17/2035	GBP	4,500,000	(28,882)	0	(28,882)
3.75%	Annual	U.S. SOFR Index(1)	Annual	LCH	9/17/2030		900,000	2,915	0	2,915
U.S. SOFR Index(1)	Annual	3.5%	Annual	LCH	9/17/2055		4,300,000	151,213	0	151,213
3.5%	Quarterly	3M Australia Bank Bill Swap Rate(1)	Quarterly	LCH	9/17/2027	AUD	3,300,000	1,135	0	1,135
TONAR(1)	Annual	1%	Annual	LCH	9/17/2035	JPY	77,200,000	6,265	0	6,265
2%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	9/17/2027	EUR	2,400,000	1,572	0	1,572
Canadian Overnight Repo Rate(1)	Semi-Annual	3%	Semi-Annual	LCH	9/15/2055	CAD	7,400,000	281,135	0	281,135
2.75%	Semi-Annual	Canadian Overnight Repo Rate(1)	Semi-Annual	LCH	9/15/2027	CAD	5,300,000	(9,515)	0	(9,515)
6M BBSW(1)	Semi-Annual	4.5%	Semi-Annual	LCH	9/17/2035	AUD	800,000	(2,532)	0	(2,532)
3.75%	Annual	U.S. SOFR Index(1)	Annual	LCH	9/17/2035		9,100,000	155,713	0	155,713
Canadian Overnight Repo Rate(1)	Semi-Annual	2.75%	Semi-Annual	LCH	9/15/2030	CAD	500,000	(1,308)	0	(1,308)
U.S. SOFR Index(1)	Annual	3.75%	Annual	LCH	9/17/2027		1,800,000	(3,954)	0	(3,954)
TONAR(1)	Annual	2%	Annual	LCH	9/17/2055	JPY	523,200,000	55,356	0	55,356
SONIA(1)	Annual	4%	Annual	LCH	9/17/2027	GBP	3,700,000	(1,301)	0	(1,301)
3%	Semi-Annual	Canadian Overnight Repo Rate(1)	Semi-Annual	LCH	9/15/2035	CAD	9,000,000	(18,327)	0	(18,327)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.5975%	At Maturity	LCH	4/10/2034		1,300,000	3,364	0	3,364
3.92%	Annual	SHIR(1)	Quarterly	LCH	4/21/2030	ILS	9,000,000	13,206	0	13,206
TOTAL INTEREST RATE SWAPS								1,553,749	0	1,492,210

(1)Represents floating rate.

(2)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley Capital Services	9/11/2025	500,000	KRW	216,600,004	(936)	0	(936)
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley Capital Services	9/29/2025	8,000	THB	6,488,611	(2,992)	0	(2,992)
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	9/11/2025	2,750,000	KRW	1,056,461,732	91,975	0	91,975
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	9/11/2025	250,000	KRW	98,050,003	6,915	0	6,915
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	9/11/2025	500,000	KRW	212,100,010	2,305	0	2,305
TOTAL RETURN SWAPS										97,267	0	97,267
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,936,761 or 0.4% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,058,684 or 0.0% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Includes $14,867,252 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $420,242.
(o)	Includes $38,694,949 of cash collateral to cover margin requirements for futures contracts.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas, SA	4.42	8/28/2025	8/29/2025	12,000,000	12,005,893	U.S. Treasuries (including strips)	4.25	1/31/2030	12,244,965
Total Repurchase Agreements				12,000,000	12,005,893				12,244,965

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,526,995	1	1,987,591	50,652	-	-	3,539,405	3,538,697	0.0%
Total	5,526,995	1	1,987,591	50,652	-	-	3,539,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	245,828,347	64,598,372	259,702,264	1,117,933	-	-	50,724,455	50,724,455
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	60,687,860	-	10,000,000	-	157,480	1,326,926	52,172,266	5,060,356
Fidelity SAI Alternative Risk Premia Strategy Fund	26,949,787	-	-	-	-	450,101	27,399,888	2,813,130
Fidelity SAI Convertible Arbitrage Fund	448,191,399	-	-	-	-	9,431,292	457,622,691	41,005,617
	781,657,393	64,598,372	269,702,264	1,117,933	157,480	11,208,319	587,919,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Certificates of Deposit, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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